ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amount billed	$ 8,709,121	$ 10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119
Accounts receivable	9,956,364	13,810,539
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)
Accounts receivables, net	$ 8,082,559	$ 12,307,677